Note 6 - Financial Instruments and Risk Management - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Carrying amount at January 1, 2025	$ 14,137
Carrying amount at December 31, 2025	11,369	$ 14,137
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2025	0
Initial recognition of derivative liability	3,929
Remeasurement of derivative liability	1,336
Exercise in period	(4,189)
Reclassification of derivative liability	(789)
Carrying amount at December 31, 2025	287	0
Remeasurement of warrant liability	1,336
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(789)
EIB warrants [member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2025	0	190
Remeasurement of derivative liability	0	(190)
Reclassification of derivative liability	0	0
Carrying amount at December 31, 2025	0	0
Remeasurement of warrant liability	0	(190)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	$ 0	$ 0